Share-based payments - Schedule of Number of Options Issued under Equity Incentive Plan Outstanding - (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 4.48		$ 3.34
Balance at beginning (in shares)	18,715	18,715	12,077	12,077
Granted during the year (in shares)	2,481	2,481	9,878	9,878
Vested during the year (in shares)	2,983	2,983
Exercised during the year (in shares)	(2,248)	(2,248)	(619)	(619)
Lapsed during the year (in shares)	(1,558)	(1,558)
Balance at ending (in shares)	17,390	17,390	18,715	18,715
ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 8.02		$ 0
Balance at beginning (in shares)	0	0	0	0
Granted during the year (in shares)	4,704	4,704	0	0
Vested during the year (in shares)	0	0
Exercised during the year (in shares)	(24)	(24)	0	0
Lapsed during the year (in shares)	(292)	(292)
Balance at ending (in shares)	4,388	4,388	0	0
Grant date January 27, 2021 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 4.38
Balance at beginning (in shares)	349	349
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	(320)	(320)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	29	29	349	349
Grant date July 27, 2021 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 5.37
Balance at beginning (in shares)	405	405
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	(197)	(197)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	208	208	405	405
Grant date July 27, 2021 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	100	100
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	100	100	100	100
Grant date April 5, 2022 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 4.95
Balance at beginning (in shares)	1,920	1,920
Granted during the year (in shares)	0	0
Vested during the year (in shares)	1,920	1,920
Exercised during the year (in shares)	(1,040)	(1,040)
Lapsed during the year (in shares)	(40)	(40)
Balance at ending (in shares)	840	840	1,920	1,920
Grant date April 5, 2022 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	150	150
Granted during the year (in shares)	0	0
Vested during the year (in shares)	150	150
Exercised during the year (in shares)	(120)	(120)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	30	30	150	150
Grant date October 24, 2022 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 6.15
Balance at beginning (in shares)	913	913
Granted during the year (in shares)	0	0
Vested during the year (in shares)	913	913
Exercised during the year (in shares)	(372)	(372)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	541	541	913	913
Grant date May 2, 2023 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 6.90
Balance at beginning (in shares)	3,905	3,905
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(145)	(145)
Balance at ending (in shares)	3,760	3,760	3,905	3,905
Grant date May 22, 2024 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 10.04
Balance at beginning (in shares)	990	990
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(195)	(195)
Balance at ending (in shares)	795	795	990	990
Grant date July 6, 2023 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	215	215
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	(100)	(100)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	115	115	215	215
Grant date October 18, 2023 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 11.37
Balance at beginning (in shares)	610	610
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(130)	(130)
Balance at ending (in shares)	480	480	610	610
Grant date October 31, 2023 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	406	406
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(64)	(64)
Balance at ending (in shares)	342	342	406	406
Grant date October 31, 2023 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	406	406
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(64)	(64)
Balance at ending (in shares)	342	342	406	406
Grant date November 30, 2023 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 8.72
Balance at beginning (in shares)	884	884
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(47)	(47)
Balance at ending (in shares)	837	837	884	884
Grant date March 8, 2024 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	220	220
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	220	220	220	220
Grant date March 8, 2024 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	220	220
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	220	220	220	220
Grant date May 22, 2024 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 11.94
Balance at beginning (in shares)	4,447	4,447
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(428)	(428)
Balance at ending (in shares)	4,019	4,019	4,447	4,447
Grant date April 26, 2024 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	35	35
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	35	35	35	35
Grant date August 26, 2024 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	130	130
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	(85)	(85)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	45	45	130	130
Grant date August 26, 2024 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	100	100
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	100	100	100	100
Grant date September 19, 2024 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 18.45
Balance at beginning (in shares)	1,696	1,696
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(315)	(315)
Balance at ending (in shares)	1,381	1,381	1,696	1,696
Grant date September 19, 2024 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 18.45
Balance at beginning (in shares)	300	300
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	300	300	300	300
Grant Date October 17, 2024 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	157	157
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(19)	(19)
Balance at ending (in shares)	138	138	157	157
Grant Date October 17, 2024 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	157	157
Granted during the year (in shares)	0	0
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(19)	(19)
Balance at ending (in shares)	138	138	157	157
Grant Date January 1, 2025 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 28.67
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	1,701	1,701
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(61)	(61)
Balance at ending (in shares)	1,640	1,640	0	0
Grant Date January 1, 2025 | Tranche one | ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 19.99
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	2,881	2,881
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(287)	(287)
Balance at ending (in shares)	2,594	2,594	0	0
Grant Date January 1, 2025 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 0.00
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	11	11
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	11	11	0	0
Grant Date January 1, 2025 | Tranche two | ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 0.00
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	10	10
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	10	10	0	0
Grant Date October 24, 2025 | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 14.90
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	743	743
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(30)	(30)
Balance at ending (in shares)	713	713	0	0
Grant Date October 24, 2025 | ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 9.98
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	1,758	1,758
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	1,758	1,758	0	0
Grant Date March 17, 2025 | Tranche one | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 12.16
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	14	14
Vested during the year (in shares)
Exercised during the year (in shares)	(14)	(14)
Lapsed during the year (in shares)	0	0
Balance at ending (in shares)	0	0	0	0
Grant Date March 17, 2025 | Tranche one | ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 8.02
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	26	26
Vested during the year (in shares)
Exercised during the year (in shares)	(24)	(24)
Lapsed during the year (in shares)	(2)	(2)
Balance at ending (in shares)	0	0	0	0
Grant Date March 17, 2025 | Tranche two | ASX securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares	$ 22.40
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	12	12
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(1)	(1)
Balance at ending (in shares)	11	11	0	0
Grant Date March 17, 2025 | Tranche two | ADS-backed securities
Number of options issued under EIP [Abstract]
Exercise price (in AUD/USD per share) | $ / shares		$ 13.61
Balance at beginning (in shares)	0	0
Granted during the year (in shares)	29	29
Vested during the year (in shares)
Exercised during the year (in shares)	0	0
Lapsed during the year (in shares)	(3)	(3)
Balance at ending (in shares)	26	26	0	0